Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Dec. 31, 2024	Dec. 31, 2023
Cash flows from operating activities
Loss for the year	$ (773)	$ (657)	$ (1,899)	$ (4,909)
Adjustments to reconcile loss for the year to net cash used in operating activities:
Stock based compensation	54	206	485	1,682
Depreciation	3	9	21	17
Financial expenses (income), net			2	(3)
Non-cash financial expenses	520	3
Decrease (increase) in accounts receivable	46	27	6	(25)
(Decrease) increase in trade and other payables	40	54	(1)	6
Net cash used in operating activities	(110)	(358)	(1,386)	(3,232)
Cash flows from investing activities
Purchase of property and equipment				(2)
Net cash used in investing activities				(2)
Cash flows from financing activities
Proceeds from short-term loan	39
Repayment of short-term loan	(39)		(5)
Proceeds from private placement of common stock and warrants			755	1,000
Issuance of convertible loans	31
Net cash provided by financing activities	31		750	1,000
Effect of exchange rate changes on cash	1	(1)	(2)	(1)
Net decrease in cash and cash equivalents	(78)	(359)	(638)	(2,235)
Cash and cash equivalents as at the beginning of the year	129	767	767	3,002
Cash and cash equivalents as at the end of the year	$ 51	$ 408	$ 129	$ 767